Cover	Jul. 07, 2025
Cover [Abstract]
Entity Registrant Name	CYTTA CORP.
Entity Central Index Key	0001383088
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Jul. 07, 2025
Entity File Number	000-55976
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	98-0505761
Entity Address Address Line 1	5450 W Sahara Avenue
Entity Address Address Line 2	Suite 300A
Entity Address City Or Town	Las Vegas
Entity Address State Or Province	NV
Entity Address Postal Zip Code	89146
City Area Code	702
Local Phone Number	900-7022
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false